RELATED PARTIES, Related Party Loans (FY) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Loans [Abstract]
Notes Payable, Related Party, Type [Extensible Enumeration]	Sponsor, Affiliate of Sponsor, or Certain Company Officers and Directors [Member]	Sponsor, Affiliate of Sponsor, or Certain Company Officers and Directors [Member]	Sponsor, Affiliate of Sponsor, or Certain Company Officers and Directors [Member]
Sponsor, Affiliate of Sponsor, or Certain Company Officers and Directors [Member] | Working Capital Loans [Member]
Related Party Loans [Abstract]
Related party transaction amount	$ 1,500,000	$ 1,500,000
Share price (in dollars per share)	$ 1	$ 1
Related parties, outstanding amount	$ 0	$ 0	$ 0